Intangible Assets and Deferred Costs (Tables)	12 Months Ended
Mar. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Deferred Costs
	March 31,
	2021	2020
Cost:
Product and distribution rights	$85,359	$85,174
	85,359	85,174
Accumulated amortization:
Product and distribution rights	78,593	76,762
	78,593	76,762
	$6,766	$8,412